Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	NEEDHAM FUNDS INC
Central Index Key	0001002537
Amendment Flag	false
Document Creation Date	Dec. 29, 2016
Document Effective Date	Dec. 29, 2016
Prospectus Date	Dec. 29, 2016
Needham Growth Fund | Institutional Class
Prospectus:
Trading Symbol	NEEIX
Needham Aggressive Growth Fund | Institutional Class
Prospectus:
Trading Symbol	NEAIX
Needham Small Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	NESIX